THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 6.4%
Alphabet, Inc. - Class A (a)	700	$ 1,709,253
Alphabet, Inc. - Class C (a)	642	1,609,058
Comcast Corporation - Class A	20,000	1,140,400
Twitter, Inc. (a)	4,000	275,240
		4,733,951
Consumer Discretionary - 11.6%
Amazon.com, Inc. (a)	850	2,924,136
Home Depot, Inc. (The)	5,000	1,594,450
Lowe's Companies, Inc.	6,000	1,163,820
McDonald's Corporation	5,000	1,154,950
NIKE, Inc. - Class B	10,000	1,544,900
Scotts Miracle-Gro Company (The)	1,000	191,920
		8,574,176
Consumer Staples - 4.7%
Coca-Cola Company (The)	7,000	378,770
Costco Wholesale Corporation	1,000	395,670
McCormick & Company, Inc.	3,000	264,960
Procter & Gamble Company (The)	4,000	539,720
Walmart, Inc.	13,500	1,903,770
		3,482,890
Energy - 1.6%
Chevron Corporation	6,000	628,440
ONEOK, Inc.	5,000	278,200
Phillips 66	3,250	278,915
		1,185,555
Financials - 13.3%
Aflac, Inc.	16,000	858,560
Ares Management Corporation - Class A	5,000	317,950
Blackstone Group, Inc. (The)	13,000	1,262,820
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	193	10,045
Brookfield Asset Management, Inc. - Class A	28,000	1,427,440
CME Group, Inc.	4,000	850,720
Coinbase Global, Inc. - Class A (a)	1,000	253,300
Intercontinental Exchange, Inc.	5,000	593,500
JPMorgan Chase & Company	22,000	3,421,880
Truist Financial Corporation	15,000	832,500
		9,828,715
Health Care - 10.6%
Abbott Laboratories	9,500	1,101,335
AbbVie, Inc.	11,500	1,295,360

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Bio-Techne Corporation	7,450	$ 3,354,437
Bristol-Myers Squibb Company	5,000	334,100
Edwards Lifesciences Corporation (a)	4,800	497,136
Johnson & Johnson	2,250	370,665
Pfizer, Inc.	4,000	156,640
Thermo Fisher Scientific, Inc.	900	454,023
UnitedHealth Group, Inc.	600	240,264
		7,803,960
Industrials - 14.5%
Caterpillar, Inc.	3,000	652,890
Deere & Company	2,000	705,420
Emerson Electric Company	6,500	625,560
General Dynamics Corporation	5,200	978,952
Honeywell International, Inc.	11,000	2,412,850
Lockheed Martin Corporation	7,000	2,648,450
Raytheon Technologies Corporation	13,500	1,151,685
TE Connectivity Ltd.	9,000	1,216,890
XPO Logistics, Inc. (a)	2,000	279,780
		10,672,477
Materials - 4.9%
Albemarle Corporation	4,500	758,070
Barrick Gold Corporation	14,000	289,520
Freeport-McMoRan, Inc.	25,000	927,750
Glencore plc - ADR	20,000	171,000
International Paper Company	7,000	429,170
Linde plc	1,500	433,650
Mosaic Company (The)	6,000	191,460
Vulcan Materials Company	2,300	400,361
		3,600,981
Real Estate - 2.3%
Mid-America Apartment Communities, Inc.	10,000	1,684,200

Technology - 26.5%
Accenture plc - Class A	5,650	1,665,563
Apple, Inc.	18,350	2,513,216
ASML Holding N.V.	850	587,214
Mastercard, Inc. - Class A	2,000	730,180
Microsoft Corporation	10,000	2,709,000
NVIDIA Corporation	4,925	3,940,493
ON Semiconductor Corporation (a)	3,500	133,980
Palantir Technologies, Inc. - Class A (a)	10,000	263,600
PayPal Holdings, Inc. (a)	2,000	582,960
QUALCOMM, Inc.	6,000	857,580
S&P Global, Inc.	500	205,225
Skyworks Solutions, Inc.	10,000	1,917,500

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Technology - 26.5% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,000	$ 720,960
Texas Instruments, Inc.	6,200	1,192,260
Visa, Inc. - Class A	6,300	1,473,066
		19,492,797
Utilities - 1.7%
WEC Energy Group, Inc.	14,000	1,245,300

Total Common Stocks (Cost $28,171,329)		$ 72,305,002

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,636,779)	1,636,779	$ 1,636,779

Total Investments at Value - 100.3% (Cost $29,808,108)		$ 73,941,781

Liabilities in Excess of Other Assets - (0.3%)		(211,105)

Net Assets - 100.0%		$ 73,730,676

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 6.5%
Gildan Activewear, Inc.	13,400	$ 494,728
Hasbro, Inc.	5,000	472,600
Kontoor Brands, Inc.	1,671	94,261
Macy's, Inc. (a)	5,000	94,800
Melco Resorts & Entertainment Ltd. - ADR (a)	5,000	82,850
NVR, Inc. (a)	135	671,396
Scotts Miracle-Gro Company (The)	2,000	383,840
Service Corporation International	16,200	868,158
Tempur Sealy International, Inc.	12,000	470,280
VF Corporation	4,700	385,588
		4,018,501
Consumer Staples - 4.3%
Bunge Ltd.	3,000	234,450
Celsius Holdings, Inc. (a)	12,000	913,080
Church & Dwight Company, Inc.	9,000	766,980
Energizer Holdings, Inc.	5,000	214,900
Glucose Health, Inc. (a)	20,000	60,000
Hain Celestial Group, Inc. (The) (a)	3,500	140,420
Ollie's Bargain Outlet Holdings, Inc. (a)	3,300	277,629
		2,607,459
Energy - 3.3%
Continental Resources, Inc.	7,000	266,210
Devon Energy Corporation	10,000	291,900
Enphase Energy, Inc. (a)	6,000	1,101,780
Marathon Oil Corporation	18,000	245,160
ONEOK, Inc.	2,500	139,100
		2,044,150
Financials - 18.3%
Alleghany Corporation (a)	1,190	793,813
American Financial Group, Inc.	8,600	1,072,592
Ares Management Corporation - Class A	6,500	413,335
Arthur J. Gallagher & Company	8,000	1,120,640
Berkley (W.R.) Corporation	11,175	831,755
Brown & Brown, Inc.	20,000	1,062,800
Carlyle Group, Inc. (The)	7,000	325,360
CME Group, Inc.	5,000	1,063,400
Intercontinental Exchange, Inc.	9,500	1,127,650
Morgan Stanley	8,565	785,325
Nasdaq, Inc.	8,500	1,494,300
Old Republic International Corporation	24,400	607,804
SEI Investments Company	5,500	340,835

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Financials - 18.3% (Continued)
Voya Financial, Inc.	4,000	$ 246,000
		11,285,609
Health Care - 17.3%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	1,095,293
Bio-Techne Corporation	4,000	1,801,040
Centene Corporation (a)	6,000	437,580
Charles River Laboratories International, Inc. (a)	4,500	1,664,640
Chemed Corporation	3,000	1,423,500
Globus Medical, Inc. - Class A (a)	3,000	232,590
Laboratory Corporation of America Holdings (a)	2,574	710,038
Penumbra, Inc. (a)	2,500	685,150
ResMed, Inc.	1,200	295,824
Teleflex, Inc.	3,950	1,587,070
Waters Corporation (a)	2,000	691,220
		10,623,945
Industrials - 17.8%
AMETEK, Inc.	2,350	313,725
C.H. Robinson Worldwide, Inc.	4,000	374,680
ChargePoint Holdings, Inc. (a)	2,000	69,480
Donaldson Company, Inc.	13,000	825,890
Expeditors International of Washington, Inc.	8,000	1,012,800
Fastenal Company	18,000	936,000
Graco, Inc.	13,000	984,100
Jacobs Engineering Group, Inc.	8,475	1,130,735
L3Harris Technologies, Inc.	5,400	1,167,210
MasTec, Inc. (a)	5,700	604,770
MSC Industrial Direct Company, Inc. - Class A	6,000	538,380
National Instruments Corporation	12,000	507,360
nVent Electric plc	2,900	90,596
Pentair plc	2,900	195,721
Snap-on, Inc.	1,475	329,559
Teledyne Technologies, Inc. (a)	215	90,048
Waste Connections, Inc.	10,500	1,254,015
Woodward, Inc.	4,400	540,672
		10,965,741
Materials - 7.8%
Albemarle Corporation	6,700	1,128,682
Ashland Global Holdings, Inc.	6,000	525,000
Danimer Scientific, Inc. (a)	5,000	125,250
Martin Marietta Materials, Inc.	3,000	1,055,430
Packaging Corporation of America	6,000	812,520
Steel Dynamics, Inc.	14,000	834,400
Valvoline, Inc.	9,236	299,801
		4,781,083
Real Estate - 4.5%
Mid-America Apartment Communities, Inc.	15,000	2,526,300

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Real Estate - 4.5% (Continued)
New Residential Investment Corporation	25,000	$ 264,750
		2,791,050
Technology - 15.5%
Analog Devices, Inc.	3,671	631,999
ANSYS, Inc. (a)	3,500	1,214,710
Arrow Electronics, Inc. (a)	10,100	1,149,683
Broadridge Financial Solutions, Inc.	3,500	565,355
InterDigital, Inc.	2,500	182,575
Lam Research Corporation	1,075	699,503
Microchip Technology, Inc.	6,000	898,440
MicroStrategy, Inc. - Class A (a)	500	332,250
NVIDIA Corporation	2,600	2,080,260
Okta, Inc. (a)	3,500	856,380
Sprinklr, Inc. - Class A (a)	3,000	61,770
Xilinx, Inc.	6,000	867,840
		9,540,765
Utilities - 0.2%
UGI Corporation	3,038	140,690

Total Common Stocks (Cost $18,859,082)		$ 58,798,993

MONEY MARKET FUNDS - 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $3,007,873)	3,007,873	$ 3,007,873

Total Investments at Value - 100.4% (Cost $21,866,955)		$ 61,806,866

Liabilities in Excess of Other Assets - (0.4%)		(254,695)

Net Assets - 100.0%		$ 61,552,171

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.